Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	6,950	7,770	8,566
Options outstanding, weighted average exercise price | $	$ 79.88	$ 71.40	$ 64.96
Options outstanding, weighted average remaining contractual life (in years)	6.10
Options exercisable, number | shares	2,980	3,726
Options exercisable, weighted average exercise price | $	$ 64.24	$ 55.82
$36.46 – $52.23 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	704
Options outstanding, weighted average exercise price | $	$ 45.63
Options outstanding, weighted average remaining contractual life (in years)	2.35
Options exercisable, number | shares	704
Options exercisable, weighted average exercise price | $	$ 45.63
$52.60 – $69.17 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	907
Options outstanding, weighted average exercise price | $	$ 60.47
Options outstanding, weighted average remaining contractual life (in years)	3.15
Options exercisable, number | shares	907
Options exercisable, weighted average exercise price | $	$ 60.47
$73.14 – $76.68 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,490
Options outstanding, weighted average exercise price | $	$ 74.57
Options outstanding, weighted average remaining contractual life (in years)	5.92
Options exercisable, number | shares	818
Options exercisable, weighted average exercise price | $	$ 74.76
$78.59 – $90.23 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,986
Options outstanding, weighted average exercise price | $	$ 87.00
Options outstanding, weighted average remaining contractual life (in years)	6.49
Options exercisable, number | shares	551
Options exercisable, weighted average exercise price | $	$ 78.59
$96.55 – $102.33 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,863
Options outstanding, weighted average exercise price | $	$ 98.95
Options outstanding, weighted average remaining contractual life (in years)	8.70